Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Compensation Paid to KMPs	The following table sets forth the total compensation paid to KMPs during the six months ended June 30:

	2023	2022

Short-term employee benefits	2,198	1,257
Share-based payments	10,164	290
Total compensation paid to key management personnel	12,362	1,547